DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 66	$ 124	$ (33)
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 66	$ 124	$ (33)